Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Treasury Shares

A summary of treasury shares activities during the years ended December 31, 2016, 2017 and 2018 is set forth in the following table:

	No . Shares	Share Capital
		BRL		USD
Balance at January 1, 2016	15,331	R$	925
Repurchased	7,320		608

Balance at December 31, 2016	22,651	R$	1,533
Repurchased	—		—

Balance at December 31, 2017	22,651		1,533	US$	396
Repurchased	0		0		0

Balance at December 31, 2018	22,651	R$	1,533	US$	396